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                                                                          497(j)
                                November 1, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Van Kampen Series Fund, Inc. -- Rule 497(j) Filing
          (Filing Nos. 033-51294 and 811-7140)

Ladies and Gentlemen:

         Van Kampen Series Fund, Inc. (the "Registrant") filed via EDGAR on October 25, 2002 a copy of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that, except for Van Kampen Asian Equity Fund, Van Kampen Emerging Markets Fund, Van Kampen Equity Growth Fund, Van Kampen European Value Equity Fund, Van Kampen Focus Equity Fund, Van Kampen International Magnum Fund and Van Kampen Latin American Fund, the prospectuses and statement of additional information contained therein do not differ from that which would have been filed pursuant to Rule 497 (c) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please contact me at (312) 407-0863 or Sara L. Badler at (212) 762-5295.

                                               Very Truly yours,

                                               /s/ Charles B. Taylor
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